SEGMENT REPORTING	12 Months Ended
Dec. 31, 2011
SEGMENT REPORTING

17. SEGMENT REPORTING

The criteria established by ASC 280 on segments disclosures of an enterprise establish standards for reporting information about operating segments in annual financial statements. It also establishes standards for related disclosures about products and services, geographic areas and major customers.

The Group currently operates and manages its business as a single segment. For the years ended December 31, 2009, 2010 and 2011, the Group’s net revenues are mainly derived from laboratory services. The Group’s net revenues from manufacturing are insignificant for the years ended December 31, 2009, 2010 and 2011.

All the long-lived assets of the Group are located in the PRC.

The Company’s net revenues by geographic region determined according to the location of the customer are as follows:

	2009	2010	2011
North America	57,956,395	72,953,167	81,653,835
Europe	9,547,818	8,016,135	11,310,709
China	2,217,969	4,703,941	12,305,882
Japan and other areas	2,785,495	4,817,831	6,545,778

	72,507,677	90,491,074	111,816,204
Sales tax	(223,020)	(209,677)	(214,515)

Net revenues	72,284,657	90,281,397	111,601,689